Fair Value of Financial Instruments and Risk Management - Derivatives (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	$ 4,384		$ 4,009
Unrealized gains recognized as regulatory liabilities	3,958		3,915
Unrealized gain (loss) on investments	$ 8		(11)
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains shared with customers, percent	10.00%	10.00%
Fortis | Unsecured Senior Notes, May Issuance, 2029 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value	$ 500				$ 500
Stated interest rate	4.43%			4.43%	5.68%
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized as regulatory liabilities	$ 37		224
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets	197		84
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) recognized in revenue	(28)		34
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	118
Unrealized gain (loss) on total return swaps recognized in other income, net	$ (1)		(22)
Total return swaps | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	1 year	1 year
Total return swaps | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms	3 years	3 years
Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	$ 467
Unrealized gain (loss) on total return swaps recognized in other income, net	10		(9)
Interest rate locks | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	$ 100
Gain on derivative, reclassification adjustment period	10 years	10 years
Realized gain recognized in other comprehensive income	$ 8
Interest rate locks | Fortis | Unsecured Senior Notes, November Issuance, 2023 Maturity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value	$ 500
Interest rate locks | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative				$ 500
Gain on derivative, reclassification adjustment period	10 years	10 years
Realized gain recognized in other comprehensive income		$ 4
Interest rate locks | ITC | Unsecured Senior Notes, June Issuance, 2023 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value				500
Cross currency interest rate swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative				$ 391
Unrealized gain (loss) on total return swaps recognized in other income, net	$ 15		$ (17)
Interest rate	4.34%			4.34%